Advances for Vessels	12 Months Ended
Dec. 31, 2019
Advances For Assets Acquisition And Assets Under Construction
Advances For Assets Acquisitions And Assets Under Construction
Advances for Vessels

Advances for vessels are comprised of the following:

Balance, January 1, 2018	$3,653
Additions for advances, including capitalized expenses and interest	65,425
Transferred to vessel cost (refer to Note 4)	(60,482)
Balance, December 31, 2018	8,596
Additions for advances, including capitalized expenses and interest	50,423
Transferred to vessel cost (refer to Note 4)	(39,725)
Balance, December 31, 2019	$19,294

Advances paid for vessels represent advances paid for vessels acquisitions, vessels under construction and vessel improvements and comprise payments of instalments that were due to the respective shipyard or third-party sellers, capitalized interest, certain capitalized expenses and expenditures for major improvements and regulatory compliance. During 2018 and 2019, such payments were made for the following vessels:

•	During the year ended December 31, 2018: acquisition of the vessels: Pedhoulas Cedrus and Mount Troodos, advances for Hull No. S 1772 and improvements to several vessels; and
•
During the year ended December 31, 2019: improvements to several vessels and advances for Hull No. S 1772.